UNITED  STATES
     SECURITIES AND EXCHANGE COMMISSION
     Washington, D.C.  20549

     FORM 24F-2

     Annual Notice of Securities Sold
     Pursuant to Rule 24f-2
     _______________________________________________________
                                        1.   Name and address of issuer:
               SUNAMERICA MONEY MARKET FUNDS, INC.
               The SunAmerica Center
               733 Third Avenue
               New York, NY 10017-3204
     _______________________________________________________

     2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check
     the box but do not list series or classes):     [ X ]
     _______________________________________________________

     3.   Investment Company Act File Number:      811-3807

      Securities Act File Number:      2-85370
     _______________________________________________________

     4(a)   Last day of fiscal year for which this notice is
     filed:           December 31, 1998
     _______________________________________________________

     4(b)   [   ]    Check box if this Form is being filed
     late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A2)

     Note: If the Form is being filed late, interest must be
     paid on the registration fee due.
     _______________________________________________________

     4(c)   [   ]    Check box if this is the last time the
     issuer will be filing this Form.
     _______________________________________________________




     5.     Calculation of registration fee:

             (i)  Aggregate sale price of securities sold
     during the fiscal year pursuant to Section 24f-2:
                              $3,327,086,165
            (ii) Aggregate price of securities redeemed or repurchased

                                        During the fiscal year:  $3,143,692,203


           (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce

          Registration fees payable to the Commission:


                         $        0

           (iv) Total available redemption credits [add
                              Items 5(ii) and 5(iii)]: $3,143,692,203

           (v)   Net sales ---- if Item 5(i) is greater than
     Item 5(iv)
       [subtract Item 5(iv) from Item 5(I)]:
                                   $183,393,962

          (vi)   Redemption credits available for use in
     future years                  $(       0      )
                   ---- if Item 5(i) is less than Item 5(iv)
     [subtract Item 5(iv) from Item 5(i)]:

         (vii)   Multiplier for determining registration fee
        (See Instruction C9):
                         X   .000278

       (viii)    Registration fee due [multiply Item 5(v) by
     Item 5(vii)
          (Enter "0" if no fee is due):

                                                  =    $50,983.52





     6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
           ____________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
     number here:          0
     _______________________________________________________

     7. Interest due ---- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):
                                        +              0
     _______________________________________________________

     8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7):
                                        =    $50,983.52
     _______________________________________________________

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                              March 16, 1999

               Method of Delivery:
                                   [X]  Wire Transfer
                                   [ ]  Mail or other means
     _______________________________________________________

     SIGNATURES
     This report has been signed below by the following persons on behalf of the issuer and in the capacities and the dates indicated.

     By (Signature and Title)*:    /s/ ROBERT M. ZAKEM
                                   Robert M. Zakem
                                   Secretary

               Date:     March 16, 1998